Income Taxes - Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Roll Forward]
Beginning Balance, January 1	$ 367,962	$ 173,259	$ 133,856
Change Charged to Expense/(Income)	100,708	52,111	38,956
Change Charged to CTA	(4,740)	1,787	447
Valuation Allowance, Charge to Goodwill	82,840	140,805
Ending Balance, December 31	$ 546,770	$ 367,962	$ 173,259